UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2013

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.2%
Thor Industries Inc.	23,056	$1,181,159

Diversified Consumer Services - 0.5%
Service Corporation International	134,100	2,424,528

Household Durables - 0.4%
PulteGroup Inc.	123,400	1,899,126

Internet & Catalog Retail - 0.1%
Amazon.com Inc.	2,500	702,450	*

Leisure Equipment & Products - 0.5%
Polaris Industries Inc.	21,000	2,293,410

Media - 6.6%
AMC Networks Inc., Class A Shares	15,300	948,294	*
CBS Corp., Class B Shares	110,500	5,646,550
Charter Communications Inc., Class A Shares	26,900	3,266,198	*
Comcast Corp., Class A Shares	201,390	8,476,505
DIRECTV	47,800	2,781,004	*
Time Warner Cable Inc.	33,460	3,591,931
Time Warner Inc.	74,000	4,479,220
Viacom Inc., Class B Shares	11,500	914,940
Walt Disney Co.	53,600	3,260,488

Total Media		33,365,130

Multiline Retail - 2.1%
Dillard’s Inc., Class A Shares	53,200	4,057,032
Macy’s Inc.	76,800	3,412,224
Target Corp.	47,500	3,007,225

Total Multiline Retail		10,476,481

Specialty Retail - 3.4%
AutoZone Inc.	3,000	1,259,820	*
Foot Locker Inc.	37,100	1,194,620
Gap Inc.	103,400	4,181,496
Home Depot Inc.	76,200	5,676,138
O’Reilly Automotive Inc.	17,700	2,171,967	*
PetSmart Inc.	35,539	2,503,012

Total Specialty Retail		16,987,053

Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands Inc.	83,800	4,984,424
NIKE Inc., Class B Shares	55,200	3,467,664
Ralph Lauren Corp.	7,100	1,174,411
V.F. Corp.	9,100	1,703,611

Total Textiles, Apparel & Luxury Goods		11,330,110

TOTAL CONSUMER DISCRETIONARY		80,659,447

CONSUMER STAPLES - 7.2%
Beverages - 0.7%
Coca-Cola Co.	52,000	1,985,360
PepsiCo Inc.	21,900	1,746,087

Total Beverages		3,731,447

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	95,200	5,526,360
Wal-Mart Stores Inc.	72,090	5,261,128

Total Food & Staples Retailing		10,787,488

Food Products - 0.7%
Archer-Daniels-Midland Co.	79,700	2,806,237
Ingredion Inc.	11,690	735,769

Total Food Products		3,542,006

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	SHARES	VALUE
Household Products - 2.2%
Church & Dwight Co. Inc.	15,300	$908,055
Energizer Holdings Inc.	31,300	3,093,379
Kimberly-Clark Corp.	34,200	3,197,016
Procter & Gamble Co.	48,720	3,794,801

Total Household Products		10,993,251

Tobacco - 1.4%
Altria Group Inc.	78,000	2,642,640
Philip Morris International Inc.	51,060	4,260,446

Total Tobacco		6,903,086

TOTAL CONSUMER STAPLES		35,957,278

ENERGY - 10.0%
Energy Equipment & Services - 2.4%
Ensco PLC, Class A Shares	22,900	1,272,324
Halliburton Co.	85,200	4,089,600
Noble Corp.	70,300	2,615,160
Oceaneering International Inc.	40,300	3,126,474
RPC Inc.	76,500	1,092,420

Total Energy Equipment & Services		12,195,978

Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	44,940	5,412,124
ConocoPhillips	7,900	523,770
EOG Resources Inc.	23,200	3,643,560
Exxon Mobil Corp.	113,585	9,900,069
Hess Corp.	13,600	1,017,960
HollyFrontier Corp.	57,400	2,553,152
Marathon Petroleum Corp.	47,000	3,407,970
Phillips 66	61,950	3,537,345
Tesoro Corp.	69,900	3,221,691
Valero Energy Corp.	130,800	4,647,324

Total Oil, Gas & Consumable Fuels		37,864,965

TOTAL ENERGY		50,060,943

FINANCIALS - 14.2%
Capital Markets - 0.8%
Ameriprise Financial Inc.	22,500	1,938,375
Goldman Sachs Group Inc.	15,100	2,297,163

Total Capital Markets		4,235,538

Commercial Banks - 3.1%
East-West Bancorp Inc.	70,200	2,051,946
Regions Financial Corp.	249,200	2,342,480
U.S. Bancorp	98,900	3,573,257
Wells Fargo & Co.	187,340	7,695,927

Total Commercial Banks		15,663,610

Consumer Finance - 1.3%
Capital One Financial Corp.	27,200	1,755,760
Discover Financial Services	97,200	4,592,700

Total Consumer Finance		6,348,460

Diversified Financial Services - 3.9%
Bank of America Corp.	114,120	1,611,374
Berkshire Hathaway Inc., Class B Shares	14,500	1,612,690	*
Citigroup Inc.	129,430	6,255,352
JPMorgan Chase & Co.	159,555	8,062,314
Principal Financial Group Inc.	47,750	1,953,930

Total Diversified Financial Services		19,495,660

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	SHARES	VALUE
Insurance - 3.6%
AFLAC Inc.	48,950	$2,828,821
Allstate Corp.	58,500	2,803,320
Assurant Inc.	55,480	2,942,659
Chubb Corp.	13,300	1,106,161
Everest Re Group Ltd.	28,700	3,930,465
Prudential Financial Inc.	8,200	614,016
Travelers Cos. Inc.	49,600	3,963,040

Total Insurance		18,188,482

Real Estate Investment Trusts (REITs) - 1.3%
Kimco Realty Corp.	35,900	719,077
Public Storage Inc.	13,100	1,999,977
Ventas Inc.	15,500	965,030
Weyerhaeuser Co.	103,900	2,844,782

Total Real Estate Investment Trusts (REITs)		6,528,866

Real Estate Management & Development - 0.2%
CBRE Group Inc., Class A Shares	47,900	1,047,573	*

TOTAL FINANCIALS		71,508,189

HEALTH CARE - 12.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals Inc.	21,000	2,262,960	*
Amgen Inc.	22,930	2,497,994
Biogen Idec Inc.	14,100	3,003,582	*
Celgene Corp.	12,500	1,749,750	*
Gilead Sciences Inc.	51,800	3,121,986	*
Regeneron Pharmaceuticals Inc.	17,600	4,264,656	*

Total Biotechnology		16,900,928

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	36,600	1,219,878
Baxter International Inc.	39,300	2,733,708
Medtronic Inc.	28,300	1,464,525

Total Health Care Equipment & Supplies		5,418,111

Health Care Providers & Services - 3.5%
Aetna Inc.	35,748	2,266,066
Cardinal Health Inc.	56,680	2,849,870
CIGNA Corp.	37,200	2,927,268
Express Scripts Holding Co.	28,382	1,813,042	*
Humana Inc.	32,400	2,983,392
McKesson Corp.	10,200	1,238,382
UnitedHealth Group Inc.	52,740	3,783,568

Total Health Care Providers & Services		17,861,588

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc.	32,400	1,492,020	*

Pharmaceuticals - 4.1%
AbbVie Inc.	136,200	5,803,482
Eli Lilly & Co.	29,680	1,525,552
Johnson & Johnson	33,480	2,893,007
Merck & Co. Inc.	42,994	2,033,186
Mylan Inc.	19,100	674,994	*
Pfizer Inc.	274,041	7,730,697

Total Pharmaceuticals		20,660,918

TOTAL HEALTH CARE		62,333,565

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.5%
Boeing Co.	57,400	$5,965,008
Honeywell International Inc.	47,430	3,774,005
Northrop Grumman Corp.	29,900	2,758,873

Total Aerospace & Defense		12,497,886

Airlines - 0.4%
Southwest Airlines Co.	147,700	1,892,037

Building Products - 0.8%
Fortune Brands Home & Security Inc.	52,000	1,915,680
Masco Corp.	118,300	2,238,236

Total Building Products		4,153,916

Commercial Services & Supplies - 1.1%
Stericycle Inc.	27,100	3,050,376	*
Tyco International Ltd.	73,599	2,431,711

Total Commercial Services & Supplies		5,482,087

Construction & Engineering - 0.8%
Aecom Technology Corp.	71,200	2,074,056	*
Quanta Services Inc.	77,400	2,023,236	*

Total Construction & Engineering		4,097,292

Industrial Conglomerates - 1.9%
General Electric Co.	408,020	9,441,583

Machinery - 1.5%
AGCO Corp.	18,100	1,023,736
Dover Corp.	50,200	4,269,510
Oshkosh Corp.	47,600	2,138,192	*

Total Machinery		7,431,438

Road & Rail - 1.0%
Union Pacific Corp.	32,700	5,020,758

TOTAL INDUSTRIALS		50,016,997

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.5%
Brocade Communications Systems Inc.	166,600	1,232,840	*
Cisco Systems Inc.	370,120	8,627,497
QUALCOMM Inc.	118,590	7,860,145

Total Communications Equipment		17,720,482

Computers & Peripherals - 3.0%
Apple Inc.	27,420	13,354,911
Western Digital Corp.	30,200	1,872,400

Total Computers & Peripherals		15,227,311

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics Inc.	25,500	1,183,710	*
Avnet Inc.	73,700	2,841,872	*
Corning Inc.	201,900	2,834,676
Tech Data Corp.	24,400	1,199,504	*

Total Electronic Equipment, Instruments & Components		8,059,762

Internet Software & Services - 2.1%
Akamai Technologies Inc.	39,000	1,793,220	*
eBay Inc.	39,900	1,994,601	*
Google Inc., Class A Shares	5,200	4,403,880	*
IAC/InterActiveCorp	51,100	2,508,499

Total Internet Software & Services		10,700,200

IT Services - 4.0%
Alliance Data Systems Corp.	24,700	4,833,790	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	SHARES	VALUE
IT Services - 4.0% (continued)
Global Payments Inc.	27,700	$1,319,905
International Business Machines Corp.	43,020	7,841,255
MasterCard Inc., Class A Shares	4,400	2,666,752
Visa Inc., Class A Shares	18,650	3,252,933

Total IT Services		19,914,635

Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials Inc.	110,200	1,654,102
First Solar Inc.	43,600	1,600,992	*
Intel Corp.	44,600	980,308
Marvell Technology Group Ltd.	234,000	2,833,740
Micron Technology Inc.	281,400	3,818,598	*
Teradyne Inc.	70,200	1,077,570	*

Total Semiconductors & Semiconductor Equipment		11,965,310

Software - 2.6%
Microsoft Corp.	211,350	7,059,090
Oracle Corp.	86,810	2,765,767
Symantec Corp.	115,800	2,965,638

Total Software		12,790,495

TOTAL INFORMATION TECHNOLOGY		96,378,195

MATERIALS - 5.0%
Chemicals - 2.6%
CF Industries Holdings Inc.	6,880	1,309,539
Huntsman Corp.	109,300	1,912,750
Monsanto Co.	60,000	5,873,400
PPG Industries Inc.	24,500	3,827,145

Total Chemicals		12,922,834

Containers & Packaging - 1.0%
Avery Dennison Corp.	50,000	2,138,000
Rock-Tenn Co., Class A Shares	26,800	2,977,748

Total Containers & Packaging		5,115,748

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	41,000	2,734,290
Steel Dynamics Inc.	85,100	1,298,626

Total Metals & Mining		4,032,916

Paper & Forest Products - 0.6%
International Paper Co.	67,400	3,181,954

TOTAL MATERIALS		25,253,452

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.	151,160	5,113,743
Verizon Communications Inc.	84,760	4,015,929

TOTAL TELECOMMUNICATION SERVICES		9,129,672

UTILITIES - 2.6%
Multi-Utilities - 1.0%
CenterPoint Energy Inc.	127,800	2,930,454
OGE Energy Corp.	61,400	2,161,894

Total Multi-Utilities		5,092,348

Oil, Gas & Consumable Fuels - 0.7%
Energen Corp.	56,500	3,746,515

Water Utilities - 0.9%
American Water Works Co. Inc.	106,400	4,334,736

TOTAL UTILITIES		13,173,599

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $383,605,582)		494,471,337

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
State Street Bank & Trust Co. repurchase agreement dated 8/30/13; Proceeds at maturity - $6,842,000; (Fully collateralized by U.S. Treasury Notes, 2.250% due 5/31/14; Market Value - $6,980,244) (Cost - $6,842,000)	0.000%	9/3/13	$6,842,000	$6,842,000

TOTAL INVESTMENTS - 99.8% (Cost - $390,447,582#)				501,313,337
Other Assets in Excess of Liabilities - 0.2%				1,140,397

TOTAL NET ASSETS - 100.0%				$502,453,734

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”).The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$494,471,337	—	—	$494,471,337

Short-term investments†	—	$6,842,000	—	6,842,000

Total investments	$494,471,337	$6,842,000	—	$501,313,337

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$113,950,852
Gross unrealized depreciation	(3,085,097)

Net unrealized appreciation	$110,865,755

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2013